Investment Securities	12 Months Ended
Dec. 31, 2010
Investment Securities [Abstract]
Investment Securities

8.	Investment Securities

As of December 31, 2009, the amortized cost and estimated fair value of the Company’s available-for-sale securities and held-to-maturity securities and the related unrealized gains and losses were as follows:

	Korean Won (in millions)
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gain	loss	value

Available-for-sale securities:
Debt securities
Korean treasury and government agencies	4,360,512	13,354	(25,966)	4,347,900
Corporate	6,788,730	245,485	(74,177)	6,960,038
Financial institutions	2,262,118	14,435	(11,292)	2,265,261
Asset-backed securities(1)	765,753	80,577	(7,841)	838,489
Foreign governments	73,563	111	(88)	73,586
Equity securities	129,293	244,761	(6,288)	367,766
Beneficiary certificates(2)	1,181,386	49,906	(25,066)	1,206,226

Total available-for-sale securities	15,561,355	648,629	(150,718)	16,059,266

Held-to-maturity securities:
Debt securities
Korean treasury and government agencies	11,502,132	49,809	(31,747)	11,520,194
Corporate	1,357,748	14,503	(2,901)	1,369,350
Financial institutions	2,502,664	15,224	(2,395)	2,515,493
Asset-backed securities(1)	491,179	4,398	(52)	495,525
Foreign governments	120,041	88	—	120,129

Total held-to-maturity securities	15,973,764	84,022	(37,095)	16,020,691

(1)	Asset-backed securities whose value and income payments are mainly derived from and collateralized by a specific pool of underlying assets such as loans collateralized by real estate or automobiles, credit card loans, mortgage loans, loans to constructions and various type of loans.
(2)	Beneficiary certificates are beneficial interests in an investment pool in the form of certificates.

As of December 31, 2010, the amortized cost and estimated fair value of the Company’s available-for-sale securities and held-to-maturity securities and the related unrealized gains and losses were as follows:

	Korean Won (in millions)
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gain	loss	value

Available-for-sale securities:
Debt securities
Korean treasury and government agencies	6,619,484	51,676	(1,383)	6,669,777
Corporate	6,084,111	251,838	(93,957)	6,241,992
Financial institutions	2,937,626	50,915	(2,106)	2,986,435
Asset-backed securities(1)	814,193	4,010	(3,657)	814,546
Foreign governments	25,476	14	(60)	25,430
Equity securities	531,770	159,730	(16,385)	675,115
Beneficiary certificates(2)	1,495,073	113,608	(1,652)	1,607,029

Total available-for-sale securities	18,507,733	631,791	(119,200)	19,020,324

Held-to-maturity securities:
Debt securities
Korean treasury and government agencies	12,115,040	174,160	(1,426)	12,287,774
Corporate	4,414,631	54,481	(10,479)	4,458,633
Financial institutions	1,791,124	22,954	(283)	1,813,795
Asset-backed securities(1)	1,468,457	13,524	—	1,481,981
Foreign governments	115,974	—	—	115,974

Total held-to-maturity securities	19,905,226	265,119	(12,188)	20,158,157

(1)	Asset-backed securities whose value and income payments are mainly derived from and collateralized by a specific pool of underlying assets such as loans collateralized by real estate or automobiles, credit card loans, mortgage loans, loans to constructions and various type of loans.
(2)	Beneficiary certificates are beneficial interests in an investment pool in the form of certificates.

The Bank of Korea (“BOK”), the Korea Development Bank (“KDB”), and Korea Asset Management Corporation (“KAMCO”) are financial institutions owned and controlled by the Korean government. Monetary Stabilization Bonds were issued by BOK and included in Korean treasury and government agencies, and Industrial Financial Debentures were issued by KDB and were included in financial institutions. Non-Performing Assets (“NPA”) Management Fund Bonds, issued by KAMCO were included in Korean treasury and government agencies. Monetary Stabilization Bonds, Industrial Financial Debentures and NPA Management Fund Bonds as of December 31, 2009 and 2010 are summarized below:

	Korean Won (in millions)
	2009		2010
	Amortized cost	Fair value	Amortized cost	Fair value

Monetary Stabilization Bonds
Trading securities	822,292	818,290	1,404,702	1,406,695
Available-for-sale securities	1,543,027	1,545,954	3,343,633	3,350,844
Held-to-maturity securities	8,926,589	8,946,371	6,041,087	6,070,217

Total	11,291,908	11,310,615	10,789,422	10,827,756

Industrial Financial Debentures
Trading securities	—	—	70,122	70,151
Available-for-sale securities	116,013	117,786	251,835	252,255
Held-to-maturity securities	110,119	110,372	445,228	448,960

Total	226,132	228,158	767,185	771,366

NPA Management Fund Bonds
Available-for-sale securities	20,276	20,789	—	—
Held-to-maturity securities	10,228	10,321	20,000	20,337

Total	30,504	31,110	20,000	20,337

For the years ended December 31, 2008, 2009 and 2010, the Company recognized impairment losses of 591,530 million Won, 234,825 million Won and 171,578 million Won, respectively, on available-for-sale securities and held-to-maturity securities, where decreases in values were deemed to be other-than-temporary. Of the impairment losses recorded for the years ended December 31, 2008, 2009 and 2010, 83,040 million Won, 48,790 million Won and 42,555 million Won of impairment losses on equity securities and beneficiary certificates were included in “Investment securities gain (loss), net.”

Since 2008, there has been a decline in the fair value of the Company’s asset-backed securities portfolio, specifically U.S. CDOs, as a result of deteriorating conditions in the U.S. subprime/credit market. Accordingly, the Company wrote down 331,608 million Won, 14,490 million Won and 379 million Won of U.S. CDOs and charged the losses to current operations in 2008, 2009 and 2010, respectively, as the Company considered the losses to be other-than-temporary. In 2010, the Company disposed 90,133 million Won of U.S. CDOs. As a result, the carrying amount of the Company’s investment in U.S. CDOs was 108,002 million Won, 103,692 million Won and 13,180 million Won as of December 31, 2008, 2009 and 2010, respectively. These instruments were valued using pricing models and discounted cash flow methodologies incorporating assumptions that, in management’s judgment, reflect the assumptions marketplace participants would have used at December 31, 2008, 2009 and 2010. In the most liquid markets, readily available or observable prices are used in valuing asset-backed securities. In less liquid markets, such as those that we encountered in 2008, the lack of these prices necessitates the use of other available information and modeling techniques to approximate the fair value for certain of these securities.

The markets for these U.S. CDOs remain illiquid and as a result, valuation of these securities is complex and involves the use of quantitative modeling and management judgment. Valuation of these exposures will also continue to be impacted by external market factors, including default rates, rating agency actions, and the prices at which observable market transactions occur. Our ability to mitigate our risk by selling or hedging our exposures is also limited by the market environment. Our future results may continue to be impacted by these positions.

Effective January 1, 2009, the Company adopted the amended standard for the recognition and presentation of OTTI for debt securities. The Company assessed whether it intends to sell, or whether it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis. For debt securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell prior to recovery of its amortized cost basis, the Company determines the amount of the impairment that is related to credit and the amount due to all other factors. The credit loss component is the difference between the security’s amortized cost basis and the present value of its expected future cash flows and is recognized in earnings. The noncredit loss component is the difference between the present value of its expected future cash flows and the fair value and is recognized through other comprehensive income (loss).

An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities, while such losses related to HTM securities are not recorded, as these investments are carried at their amortized cost.

For equity securities, management considers various factors, including its intent and ability to hold the equity security for a period of time sufficient for recovery to cost. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. AFS equity securities deemed other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings.

For debt securities that are not deemed to be credit impaired, management assesses whether it intends to sell or whether it is more-likely-than-not that it would be required to sell the investment before the expected recovery of the amortized cost basis. In most cases, management has asserted that it has no intent to sell and that it believes it is not likely to be required to sell the investment before recovery of its amortized cost basis. Where such an assertion has not been made, the security’s decline in fair value is deemed to be other-than-temporary and is recorded in earnings.

For debt securities, a critical component of the evaluation for other-than-temporary impairments is the identification of credit impaired securities, where management does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the security. For securities purchased and classified as AFS with the expectation of receiving full principal and interest cash flows, this analysis considers the likelihood of receiving all contractual principal and interest.

The total number of debt security positions in the investment portfolio that were in an unrealized loss position at December 31, 2010 was 228 for available-for-sale securities and 35 for held-to-maturity securities.

The following table presents a roll-forward of the credit loss component of OTTI losses that were recognized in income for the years ended December 31, 2009 and 2010.

	Korean Won
	(in millions)
	2009	2010

Balance, beginning of period	—	633,389
Credit loss component on previously impaired securities(1)	1,122,909	—
Credit impairment recognized in earnings on securities	186,035	129,023
Reductions due to sales of credit impaired securities sold or matured	(675,555)	(505,416)

Balance, end of period	633,389	256,996

(1)	As of January 1, 2009, the Company had securities 1,129,855 million Won of other-than-temporary impairment previously recognized in earnings of which 1,122,909 million Won represented the credit component and 6,946 (or 4,972, net of tax) million Won represented the noncredit component which was reclassified to OCI through a cumulative effect transition adjustment.

The following table presents unrealized losses and fair values of available-for-sale and held-to-maturity securities at December 31, 2009 for which impairment has not been recognized. These securities are segregated between investments that have been in a continuous unrealized loss position for less than twelve months and equal to or greater than twelve months.

	Korean Won (in millions)
			Unrealized loss position
	Unrealized loss position		equal to or greater
	less than 12 months		than 12 months		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	loss	value	loss	value	loss	value

Available-for-sale:
Debt securities
Korean treasury and government agencies	(24,428)	3,001,972	(1,538)	305,906	(25,966)	3,307,878
Corporate	(53,505)	1,303,243	(20,672)	272,590	(74,177)	1,575,833
Financial institutions	(10,701)	1,092,507	(591)	4,014	(11,292)	1,096,521
Asset-backed securities	(7,836)	331,465	(5)	447	(7,841)	331,912
Foreign governments	(24)	17,509	(64)	23,299	(88)	40,808

Sub total	(96,494)	5,746,696	(22,870)	606,256	(119,364)	6,352,952
Equity securities	(6,249)	87,862	(39)	2,317	(6,288)	90,179
Beneficiary certificates	(12,967)	114,878	(12,099)	102,793	(25,066)	217,671

Total	(115,710)	5,949,436	(35,008)	711,366	(150,718)	6,660,802

Held-to-maturity:
Debt securities
Korean treasury and government agencies	(31,504)	5,896,180	(243)	148,444	(31,747)	6,044,624
Corporate	(2,676)	358,710	(225)	55,810	(2,901)	414,520
Financial institutions	(1,725)	523,057	(670)	142,512	(2,395)	665,569
Asset-backed securities	(52)	29,948	—	—	(52)	29,948

Total	(35,957)	6,807,895	(1,138)	346,766	(37,095)	7,154,661

The following table presents unrealized losses and fair values of available-for-sale and held-to-maturity securities at December 31, 2010 for which impairment has not been recognized. These securities are segregated between investments that have been in a continuous unrealized loss position for less than twelve months and equal to or greater than twelve months.

	Korean Won (in millions)
			Unrealized loss position
	Unrealized loss position		equal to or greater
	less than 12 months		than 12 months		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
	loss	value	loss	value	loss	value

Available-for-sale:
Debt securities
Korean treasury and government agencies	(1,377)	500,817	(6)	40,115	(1,383)	540,932
Corporate	(90,111)	542,111	(3,846)	150,640	(93,957)	692,751
Financial institutions	(437)	300,128	(1,669)	8,859	(2,106)	308,987
Asset-backed securities	(3,657)	184,785	—	—	(3,657)	184,785
Foreign governments	(60)	20,740	—	—	(60)	20,740

Sub total	(95,642)	1,548,581	(5,521)	199,614	(101,163)	1,748,195
Equity securities	(16,385)	451,530	—	—	(16,385)	451,530
Beneficiary certificates	(1,652)	31,754	—	—	(1,652)	31,754

Total	(113,679)	2,031,865	(5,521)	199,614	(119,200)	2,231,479

Held-to-maturity:
Debt securities
Korean treasury and government agencies	(1,426)	414,463	—	—	(1,426)	414,463
Corporate	(10,479)	594,827	—	—	(10,479)	594,827
Financial institutions	(283)	159,745	—	—	(283)	159,745

Total	(12,188)	1,169,035	—	—	(12,188)	1,169,035

For the years ended December 31, 2008, 2009 and 2010, proceeds from sales of available-for-sale securities amounted to 12,284,279 million Won, 38,502,213 million Won and 7,254,142 million Won, respectively. For the years ended December 31, 2008, 2009 and 2010, the gross realized gains amounted to 145,699 million Won, 1,072,763 million Won and 1,233,051 million Won, respectively, and the gross realized losses amounted to 14,402 million Won, 316,090 million Won and 45,236 million Won, respectively.

The amortized cost and estimated fair value of the Company’s available-for-sale debt securities and held-to-maturity debt securities as of December 31, 2010 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Korean Won (in millions)
	Available-for-sale securities		Held-to-maturity securities
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value

Due in one year or less	7,147,425	7,216,010	6,941,268	7,000,791
Due after one year through five years	5,487,517	5,571,002	11,620,492	11,801,587
Due after five years through ten years	207,534	213,818	80,177	80,474
Due after ten years	3,638,414	3,737,350	1,263,289	1,275,305

Total	16,480,890	16,738,180	19,905,226	20,158,157

As discussed in Note 1, certain Woori Subsidiaries issued common shares to KDIC in exchange for KDIC bonds. Woori Subsidiaries have also purchased additional KDIC bonds for trading purposes. The KDIC bonds have readily determinable market prices and their use by the Company is not restricted. The details of KDIC bonds as of December 31, 2009 and 2010 are summarized below:

	Korean Won (in millions)
		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gain	loss	Fair value

As of December 31, 2009:
Trading securities	20,618	—	(225)	20,393
Available-for-sale securities	91,007	623	(494)	91,136
Held-to-maturity securities	289,592	3,397	(348)	292,641

Total	401,217	4,020	(1,067)	404,170

As of December 31, 2010:
Trading securities	20,173	609	—	20,782
Available-for-sale securities	100,787	472	(352)	100,907
Held-to-maturity securities	734,812	5,858	(1,118)	739,552

Total	855,772	6,939	(1,470)	861,241

Gross unrealized gains and losses on trading securities are included in “Trading revenue, net.”

Interest income from KDIC bonds for the years ended December 31, 2008, 2009 and 2010 was as follows:

	Korean Won (in millions)
	2008	2009	2010

Interest income:
Trading securities	747	893	996
Available-for-sale securities	2,079	6,424	5,262
Held-to-maturity securities	20,358	16,613	17,032

Total interest income	23,184	23,930	23,290

Carrying values of securities pledged in relation to repurchase agreements, borrowing transactions, margin for futures contracts and asset securitizations as of December 31, 2009 and 2010 were 8,910,211 million Won and 7,036,284 million Won, respectively (see Note 34).